Net Defined Benefit Liabilities_Expected Maturity Analysis Of Undiscounted Pension Benefits Including Expected Future Benefit(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 6,232,033	[1]
Description of undiscounted pension benefits including expected future benefits	Amount determined under the promotion compensation type defined contribution plan is excluded.
Expected contribution to plan assets [Abstract]
Expected contribution to plan assets	₩ 221,271
Bottom Of Range Member [Member]
Disclosure Of Weighted Average Duration Of Defined Benefit Obligation Line Items [Line Items]
Weighted Average Duration Of Defined Benefit Obligation	1 year
Top Of Range Member [Member]
Disclosure Of Weighted Average Duration Of Defined Benefit Obligation Line Items [Line Items]
Weighted Average Duration Of Defined Benefit Obligation	11 years 6 months
Up to 1 year
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 98,050	[1]
2 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	182,432	[1]
2~5 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	706,187	[1]
5~10 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	1,415,615	[1]
Over 10 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 3,829,749	[1]

[1]	Amount determined under the promotion compensation type defined contribution plan is excluded.